CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥)	Mar. 31, 2011	Mar. 31, 2010
Common stock, without a stated value
Common stock, Authorized shares	188,130,000	188,130,000
Common stock, Issued shares	43,650,000	43,790,000
Common stock, Outstanding shares	41,467,601	41,605,742
Treasury stock, shares	2,182,399	2,184,258